Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

NOTE 9. INCOME TAXES

The Company did not have any significant deferred tax assets or liabilities as of December 31, 2023 and 2022.

The Company’s net deferred tax assets are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets
Net operating loss carryforward	$—	$—
Start-up/organization expenses	1,891,958	890,822
Total deferred tax assets	1,891,958	890,822
Valuation allowance	(1,891,958)	(890,822)
Deferred tax assets, net of allowance	$—	$—

The income tax provision consists of the following:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Federal
Current	$564,005	$750,410
Deferred	(1,001,136)	(244,686)

State
Current	—	—
Deferred	—	—

Change in valuation allowance	1,001,136	244,686
Income tax provision	$564,005	$750,410

As of December 31, 2023 and 2022, the Company has $0 and $177,640 of U.S. federal and state net operating loss carryovers available to offset future taxable income, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2023 and 2022, the change in the valuation allowance was $1,001,136 and $244,686, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022

Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liabilities	(6.76)%	(17.50)%
Change in fair value of forward purchase agreement	(5.96)%	0.00%
Transaction costs allocable to warrant liabilities	0.00%	0.00%
Franchise tax – fines and penalties	(0.01)%	0.00%
Change in valuation allowance	(18.94)%	1.70%
Income tax provision	(10.67)%	5.20%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.